Employee benefits - Fair value of plan assets - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [abstract]
Total-opening balance	€ (2,337)	€ (2,771)	€ (3,270)
Employer contributions	20	18	16
Total-closing balance	(3,199)	(2,337)	(2,771)
Plan assets [member]
Disclosure of net defined benefit liability (asset) [abstract]
Total-opening balance	474	458	414
Net interest on the net defined liability	4	6	8
Actuarial losses/(gains) arising from experience	40	25	26
Employer contributions	20	18	16
Benefits paid	(20)	(18)	(19)
Translation adjustment and other	23	(16)	13
Total-closing balance	541	474	€ 458
Annuity-based defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [abstract]
Total-opening balance	(56)
Employer contributions	20
Total-closing balance	(10)	(56)
Annuity-based defined benefit plans [member] | Plan assets [member]
Disclosure of net defined benefit liability (asset) [abstract]
Total-opening balance	473
Net interest on the net defined liability	4
Actuarial losses/(gains) arising from experience	40
Employer contributions	20
Benefits paid	(20)
Translation adjustment and other	23
Total-closing balance	540	473
Capital Based Defined Benefit Plans [Member]
Disclosure of net defined benefit liability (asset) [abstract]
Total-opening balance	(858)
Total-closing balance	(855)	(858)
Capital Based Defined Benefit Plans [Member] | Plan assets [member]
Disclosure of net defined benefit liability (asset) [abstract]
Total-opening balance	1
Net interest on the net defined liability	0
Actuarial losses/(gains) arising from experience	0
Total-closing balance	1	1
Other Post-Employment Benefits [Member]
Disclosure of net defined benefit liability (asset) [abstract]
Total-opening balance	(17)
Total-closing balance	(16)	(17)
French part-time for seniors plans [member]
Disclosure of net defined benefit liability (asset) [abstract]
Total-opening balance	(802)
Total-closing balance	(1,720)	(802)
Other Long-Term Benefits [Member]
Disclosure of net defined benefit liability (asset) [abstract]
Total-opening balance	(605)
Total-closing balance	€ (598)	€ (605)